ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule Of Assets And Liabilities Classified As Held For Sale
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	December 31, 2019
Assets
Cash and cash equivalents	$13
Accounts receivable and other current assets	56
Current assets	69
Property, plant and equipment	680
Investments in associates and joint ventures	38
Intangible assets and other non-current assets	10
Total assets classified as held for sale	797

Liabilities
Accounts payable and other liabilities	260
Non-recourse borrowings	167
Total liabilities associated with assets held for sale	427
Net assets classified as held for sale(1)	$370

(1)
On December 30, 2019, Brookfield Infrastructure, acquired an effective 9% interest in Genesee & Wyoming Inc, a North American rail infrastructure business. For further details, see Note 7 Acquisition of Businesses. Concurrent with the acquisition, Brookfield Infrastructure entered into a share purchase agreement to sell the Australian portion of its operation. As at December 31, 2019, net assets of $691 million relating to the Australian portion of its operation are classified as held for sale. Account balances have been excluded from the table above.